Technology platform-based income - Summary of Retail Credit Facilitation Service Fees (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 28,621,121	¥ 36,793,020	¥ 39,587,797
Goods or services transferred at point in time [member]
Disclosure of retail credit facilitation service fees [line items]
Referral income from platform service	1,146,925	706,046	130,893
Loan facilitation service [member] | Goods or services transferred at point in time [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	3,446,163	5,675,612	7,141,725
Post origination service [member] | Goods or services transferred over time [member]
Disclosure of retail credit facilitation service fees [line items]
Retail credit facilitation service fees	¥ 24,028,033	¥ 30,411,362	¥ 32,315,179